Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
CECEP Solar Energy (Luxembourg) Private Limited Company (S.a.r.l.)
Allocation of Purchase Price

The acquisition has been accounted for under ASC 805 Business Combinations. The Group made estimates and judgments in determining the fair value of acquired assets and liabilities, based on management’s experiences with similar assets and liabilities and with the assistance from an independent valuation firm. The allocation of the purchase price is as follows:

Identifiable assets acquired and liabilities assumed
Cash and cash equivalents	$1,389
Accounts receivable	394
Other receivable	1,137
Property, plant and equipment	11,041
Deferred tax asset	180
Accounts payable	(244)
Income tax payable	(130)
Other accrued liabilities	(1,234)
Loans payable	(884)

Identifiable net assets acquired (a)	11,649
Consideration and Payment Settlement (b)	11,830

Non-controlling interests (c)	1,236

Goodwill (b+c-a)	$1,417

Solar Juice Pty Ltd.
Allocation of Purchase Price

The acquisition has been accounted for under ASC 805 Business Combinations. The Group made estimates and judgments in determining the fair value of acquired assets and liabilities, based on management’s experiences with similar assets and liabilities and with the assistance from an independent valuation firm. The allocation of the purchase price is as follows:

Identifiable assets acquired and liabilities assumed
Cash and cash equivalents	$1,037
Accounts receivable	6,124
Inventories, net	14,728
Prepaid expenses and other current assets	263
Other current assets	525
Intangible assets	4,579
Property, plant and equipment net	301
Deferred tax asset	295
Accounts payable	(10,934)
Accrued liabilities	(534)
Prepaid income tax	89
Advance from customers	(230)
Short term borrowings	(4,305)
Deferred tax liability	(1,889)

Identifiable net assets acquired (a)	10,049
Consideration (b)	15,578

Non-controlling interests (c)	2,709

Goodwill (b+c-a)	$8,238

Unaudited Proforma Consolidated Results of Acquisitions

The following table provides unaudited pro forma consolidated results of the Group for the years ended December 31, 2015 and 2014 as if Solar Juice had been acquired as of January 1, 2014.

	Pro forma year ended December 31,
	2015	2014
	(Unaudited)	(Unaudited)
Net sales	$214,953	$171,038
Net loss	(184,296)	(3,699)
Basic and diluted earnings per share	(0.30)	(0.01)